Hedge accounting	12 Months Ended
Dec. 31, 2021
Entity [Table]
Disclosure Of General Hedge Accounting Explanatory
Note 26

Hedge accounting
Derivatives designated in hedge accounting relationships
The

Group

applies

hedge

accounting

to

interest

rate

risk

and
foreign exchange

risk, including

structural foreign

exchange risk
related to net investments in foreign operations.

›

Refer to “Market risk” in the “Risk management

and control”
section of this report for more information about

how risks arise
and how they are managed by the Group
Hedging instruments and hedged risk
Interest

rate

swaps

are

designated

in

fair

value

hedges

or

cash
flow

hedges

of

interest

rate

risk

arising

solely

from

changes

in
benchmark interest rates.

Fair value

changes arising from

such risk
are usually the largest component

of the overall change

in the fair
value of the hedged position in transaction currency.

Cross-currency

swaps are

designated

as

fair

value

hedges

of
foreign

exchange

risk.

Foreign

exchange

forwards

and

foreign
exchange

swaps

are

mainly

designated

as

hedges

of

structural
foreign

exchange

risk

related

to

net

investments

in

foreign
operations.

In

both

cases

the

hedged

risk

arises

solely

from
changes in spot foreign exchange rate.

The notional

of the

designated hedging

instruments matches
the notional

of the

hedged items,

except when

the interest

rate
swaps are

re-designated in

cash flow

hedges, in

which case

the
hedge

ratio

designated

is

determined

based

on

the

swap
sensitivity.
Hedged items and hedge designation

Fair value hedges of interest rate risk related to debt instruments and loan assets
Fair value hedges of interest

rate risk related to debt

instruments
and loan assets involve

swapping fixed cash flows

associated with
the debt issued,

debt securities held

and, from 2021

onward, loan
assets

(principally

long-term

fixed-rate

mortgage

loans

in

Swiss
francs formerly designated within “Fair

value hedges of portfolio
interest

rate

risk

related

to

loans

designated

under

IAS 39”)

to
floating cash flows by

entering into interest rate swaps

that either
receive

fixed and

pay

floating cash

flows

or

that

pay

fixed

and
receive floating cash flows.

Designations

have

been

made

in

US

dollars,

euros,

Swiss
francs, Australian dollars, Japanese

yen and Singapore dollars.

For
new hedging

instruments and

hedged risk

designations entered
into in 2021 in these

currencies (with the exception of euro),

the
benchmark rate was the relevant alternative reference rate (ARR).
Following the

interbank offered

rate (IBOR)

transition for

swaps
with

LCH

(formerly

the

London

Clearing

House)

in

December
2021,

the

benchmark

hedge

rate

for

Swiss

franc

and

Japanese
yen designations was changed

from an IBOR rate

to the relevant
ARR with

the hedge

relationship continuing

in accordance

with
Interest

Rate

Benchmark

Reform

–

Phase

2

(Amendments

to
IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16)
.
Fair

value

hedges

of

portfolio

interest

rate

risk

related

to

loans
designated under IAS 39
Prior to December 2021, the Group

hedged an open portfolio of
long-term fixed-rate mortgage loans in

Swiss francs using interest
rate swaps that

paid a fixed

rate of interest

and received a

floating
rate

of

interest.

Both

the

hedged

portfolio

and

the

hedging
instruments were adjusted

on a monthly basis

to reflect changes
in

size

and

the

maturity

profile

of

the

hedged

portfolio.

Each
month the

hedge relationship

was discontinued

and a

new one
designated.

Changes in

the portfolio

were

driven by

new loans
being originated or loans being repaid.
Cash flow hedges of forecast transactions
The

Group

hedges forecas

t

cash flows

on

non-trading financial
assets

and

liabilities

that

bear

interest

at

variable

rates

or

are
expected

to

be

refinanced

or

reinvested

in

the

future,

due

to
movements

in

future

market

rates. The

amounts

and

timing of
future cash flows, representing

both principal and interest flows,
are projected on the basis of

contractual terms and other

relevant
factors,

including

estimates

of

prepayments

and

defaults.

The
aggregate

principal

balances

and

interest

cash

flows

across

all
portfolios over time form the

basis for identifying the non-trading
interest rate risk of the Group, which is hedged with interest rate swaps,

the

maximum

maturity

of

which

is

10

years.

Cash

flow
forecasts

and risk

exposures

are

monitored

and adjusted

on an
ongoing basis, and

consequently additional hedging instruments
are traded and designated, or are terminated resulting

in a hedge
discontinuance.

Hedge

designations

have

been

made

in

the
following

currencies:

US

dollars,

euros,

Swiss

francs,

pounds
sterling

and

Hong

Kong

dollars.

The

cash

flow

hedges

in

US
dollars, Swiss

francs and

pounds sterling

were discontinued

and
replaced with new ARR designations in December 2021.
›

Refer to Note 1b

for more information
Fair value hedges of foreign exchange risk related to issued debt instruments
Debt

instruments

denominated

in

currencies

other than

the US
dollar

are

designated

in

fair

value

hedges

of

spot

foreign
exchange

risk,

in

addition

to

and

separate

from

the

fair

value
hedges

of

interest

rate

risk.

Cross-currency

swaps

economically
convert debt denominated in currencies

other than the US dollar
to

US

dollars.

This

hedge

accounting

program

started

on
1 January

2020,

with

the

adoption

of

the

hedge

accounting
requirements of IFRS 9,
Financial Instruments,

by UBS.
›

Refer to Note 1b

for more information
Hedges of net investments in foreign operations
The Group applies

hedge accounting for

certain net investments
in

foreign

operations,

which

include

subsidiaries,

branches

and
associates. Upon

maturity of

hedging instruments,

typically two
months,

the

hedge

relationship

is

terminated

and

new
designations

are

made

to

reflect

any

changes

in

the

net
investments in foreign operations.
Economic relationship between hedged item and hedging
instrument
For

hedges

designated

under

IFRS

9,

the economic

relationship
between

the

hedged

item

and

the

hedging

instrument

is
determined based on

a qualitative analysis

of their critical

terms.
In cases where hedge designation takes place after origination of the

hedging

instrument,

a

quantitative

analysis

of

the

possible
behavior of

the hedging

derivative and

the hedged

item during
their respective terms is also performed.
Prior to

December 2021, for

the fair

value hedge of

portfolio
interest rate risk related to loans designated under IAS 39, hedge effectiveness was assessed by

comparing changes in the

fair value
of

the hedged

portfolio of

loans

attributable

to

changes

in

the
designated benchmark

interest rate

with the

changes in

the fair
value of the interest rate swaps.
Sources of hedge ineffectiveness

In

hedges

of

interest

rate

risk,

hedge

ineffectiveness

can

arise
from

mismatches

of

critical

terms

and

/

or

the

use

of

different
curves

to

discount

the

hedged

item

and

instrument,

or

from
entering

into

a

hedge

relationship

after

the

trade

date

of

the
hedging derivative
In

hedges

of

foreign

exchange

risk

related

to

debt

issued,
hedge

ineffectiveness

can

arise

due

to

the

discounting

of

the
hedging instruments and undesignated risk components and

lack
of such discounting and risk components in the hedged items.

In

hedges

of

net

investments

in

foreign

operations,
ineffectiveness is unlikely unless the hedged

net assets fall below
the designated hedged

amount. The

exceptions are

hedges where
the

hedging

currency

is

not

the

same

as

the

currency

of

the
foreign

operation,

where

the

currency

basis

may

cause
ineffectiveness.
Hedge ineffectiveness from

financial instruments measured

at
fair value through profit

or loss is

recognized in
Other net income.

Derivatives not designated in hedge accounting relationships

Non-hedge accounted derivatives

are mandatorily held

for trading
with

all

fair

value

movements

taken

to
Other

net

income

from
financial instruments measured

at fair value

through profit or

loss
,
even

when

held

as

an

economic

hedge

or

to

facilitate

client
clearing. The

one exception

relates to

forward points

on certain
short-

and

long-duration

foreign

exchange

contracts

acting

as
economic hedges, which are reported in
Net interest income.
All hedges: designated hedging instruments

and hedge ineffectiveness
As of or for the year ended
31.12.21
Carrying amount
USD million
Notional
amount
Derivative
financial
assets
Derivative
financial
liabilities
Changes in

fair value of
hedging
instruments
1
Changes in
fair value of
hedged
items
1
Hedge
ineffectiveness
recognized in the
income statement
Interest rate risk
Fair value hedges 89,525 0 7 (1,604) 1,602 (2)
Cash flow hedges 79,573 12 1 (1,185) 990 (196)
Foreign exchange risk
Fair value hedges
2
27,875 87 261 (2,139) 2,181 42
Hedges of net investments in foreign operations 13,939 23 105 497 (497) 0
As of or for the year ended
31.12.20
Carrying amount
USD million
Notional
amount
Derivative
financial
assets
Derivative
financial
liabilities
Changes in

fair value of
hedging
instruments
1
Changes in
fair value of
hedged
items
1
Hedge
ineffectiveness
recognized in the
income statement
Interest rate risk
Fair value hedges 80,759 12 1,231 (1,247) (16)
Cash flow hedges 72,732 18 2,213 (2,012) 201
Foreign exchange risk
Fair value hedges
2
21,555 449 7 (1,735) 1,715 (20)
Hedges of net investments in foreign operations 13,775 3 194 (937) 936 (2)
1 Amounts used

as the basis

for recognizing hedge

ineffectiveness for the

period.

2 The foreign

currency basis spread

of cross-currency

swaps designated as

hedging derivatives is

excluded from the

hedge
accounting designation and accounted for as a cost of hedging with amounts deferred in Other comprehensive income within Equity.
Fair value hedges: designated hedged items

USD million 31.12.21 31.12.20
Interest rate
risk FX risk
Interest rate
risk FX risk
Debt issued measured at amortized cost
Carrying amount of designated debt issued 74,700 27,875 70,429 21,555 of which: accumulated amount of fair value hedge adjustment
478 2,401
Other financial assets measured at amortized cost – debt securities
Carrying amount of designated debt securities 2,677 3,242

of which: accumulated amount of fair value hedge adjustment
(7) (38)
Loans and advances to customers
1
Carrying amount of designated loans 13,835 10,374
of which: accumulated amount of fair value hedge adjustment
2
(109) 100
of which: accumulated amount of fair value hedge adjustment subject to amortization attributable to the portion of the
portfolio that ceased to be part of hedge accounting
2
3 111
1 Prior to 31 December 2021, these amounts were designated in fair value hedges of portfolio interest rate risk under IAS 39.

2 As of 31 December 2021, the amount was presented within Loans and advances to customers, whereas prior to 1 January 2021 amounts were presented within either Other financial assets measured at amortized cost or Other financial liabilities measured at amortized cost.
Fair value hedges: profile of the timing of the

nominal amount of the hedging instrument

31.12.21
USD billion
Due within
1 month
Due between
1 and 3 months
Due between
3 and 12 months
Due between
1 and 5 years
Due after
5 years Total
Interest rate swaps 0 8 10 49 22 90
Cross-currency swaps

1 1 6 13 6 28
31.12.20
USD billion
Due within
1 month
Due between
1 and 3 months
Due between
3 and 12 months
Due between
1 and 5 years
Due after
5 years Total
Interest rate swaps
1
0 4 9 46 12 70
Cross-currency swaps

0 0 4 16 2 22
1 In accordance with IFRS 7 requirements, the fair value hedges of portfolio interest rate risk related to loans and advances to customers designated under IAS 39 are not included.
Cash flow hedge reserve on a pre-tax basis

USD million 31.12.21 31.12.20
Amounts related to hedge relationships for which hedge

accounting continues to be applied
26 2,560
Amounts related to hedge relationships for which hedge

accounting is no longer applied
743 296
Total other comprehensive income recognized directly in equity related to cash flow hedges, on a pre-tax basis 769 2,856
Foreign currency translation reserve on a pre-tax basis
USD million 31.12.21 31.12.20
Amounts related to hedge relationships for which hedge

accounting continues to be applied
(45) (559)
Amounts related to hedge relationships for which hedge

accounting is no longer applied
262 268
Total other comprehensive income recognized directly in equity related to hedging instruments designated as net investment hedges, on a pre-tax
basis 217 (291)
Interest rate benchmark reform
The Group continues to apply the relief provided

by
Interest Rate
Benchmark

Reform

(amendments

to

IFRS 9,

IAS 39 and

IFRS 7),
published by the IASB in September 2019.

The

interest

rate

benchmarks

subject

to

interest

rate
benchmark

reforms

to

which

the

Group’s

hedge

relationships
were

exposed

were

USD

LIBOR,

CHF

LIBOR,

GBP

LIBOR,

AUD
LIBOR, JPY

LIBOR, HKD

LIBOR, SGD

LIBOR and

EONIA. Interest rate
swaps

designated

in

hedge

relationships

referencing

GBP,

CHF
and JPY LIBOR transitioned to ARRs

in December 2021 when LCH
transitioned

its

contracts.

For

other

currencies,

IBOR

quotations
remain available, but all

new designations will reference

ARR. As
such,

ARR

designations

in

these

currencies

will

replace

IBOR
designations as IBOR contracts mature.

The Group’s hedge

relationships are also

exposed to the Euro
Inter-bank Offered Rate (EURIBOR), which

is expected to continue
to exist as a benchmark rate for the foreseeable future. Thus, the
Group

does

not

consider

its

hedges

involving

the

EURIBOR
benchmark

interest

rate

to

be

directly

affected

by

interest

rate
benchmark reform.
Apart from

EURIBOR hedges,

UBS applied

the relief

to all

its
fair value

hedges of

interest rate

risk and to

those cash

flow hedge
relationships

where

the

hedged

risk

is

LIBOR

or

EONIA.

The
following

table

provides

details

on

the

notional

amount

and
carrying

amount

of

the

hedging

instruments

in

those

hedge
relationships maturing after 31 December 2021, or 30 June 2023 for

USD

LIBOR

hedges,

which

are

the

cessation

dates

of

the
applicable interest rate benchmarks.
Hedges

of

net

investments

in

foreign

operations

are

not
affected by the amendments.
›

Refer to Note 1a item 2j for more information about the relief provided by the amendments to IFRS 9, IAS

39 and IFRS 7 related
to interest rate benchmark reform
›

Refer to Note 25 Interest rate benchmark reform

for more
information about the transition progress
Hedging instruments referencing LIBOR
31.12.21 31.12.20
Carrying amount Carrying amount
USD million
Notional
amount
Derivative
financial
assets
Derivative
financial
liabilities
Notional
amount
Derivative
financial
assets
Derivative
financial
liabilities
Interest rate risk
Fair value hedges 23,367 0 0 37,146 1 (12)
Cash flow hedges 10,803 0 0 11,179 0 0

UBS AG
Entity [Table]
Disclosure Of General Hedge Accounting Explanatory
Note 26 Hedge accounting
Derivatives designated in hedge accounting relationships
UBS AG applies hedge

accounting to interest rate

risk and foreign
exchange risk including structural

foreign exchange risk related

to
net investments in foreign operations.

›
Refer to “Market risk” in the “Risk management

and control”
section of this report for more information about

how risks arise
and how they are managed by UBS AG
Hedging instruments and hedged risk
Interest

rate

swaps

are

designated

in

fair

value

hedges

or

cash
flow

hedges

of

interest

rate

risk

arising

solely

from

changes

in
benchmark interest rates.

Fair value

changes arising from

such risk
are usually the largest

component of the overall

change in the

fair
value of the hedged position in transaction currency.

Cross-currency

swaps are

designated

as

fair

value

hedges

of
foreign

exchange

risk.

Foreign

exchange

forwards

and

foreign
exchange

swaps

are

mainly

designated

as

hedges

of

structural
foreign

exchange

risk

related

to

net

investments

in

foreign
operations.

In

both

cases

the

hedged

risk

arises

solely

from
changes in spot foreign exchange rate.

The notional

of the

designated hedging

instruments matches
the notional

of the

hedged items,

except when

the interest

rate
swaps are

re-designated in

cash flow

hedges, in

which case

the
hedge

ratio

designated

is

determined

based

on

the

swap
sensitivity.
Hedged items and hedge designation

Fair value hedges of interest rate risk related to debt instruments and loan assets
Fair value hedges of interest

rate risk related to debt

instruments
and loan assets involve

swapping fixed cash flows

associated with
the debt issued,

debt securities held

and, from 2021

onward, loan
assets

(principally

long-term

fixed-rate

mortgage

loans

in

Swiss
francs formerly designated within “Fair

value hedges of portfolio
interest

rate

risk

related

to

loans

designated

under

IAS

39”) to
floating cash flows by

entering into interest rate swaps

that either
receive

fixed and

pay

floating cash

flows

or

that

pay

fixed

and
receive floating cash flows.

Designations

have

been

made

in

US

dollars,

euros,

Swiss
francs, Australian dollars, Japanese

yen and Singapore dollars.

For
new hedging

instruments and

hedged risk

designations entered
into in 2021 in these

currencies (with the exception of euro),

the
benchmark rate was the

relevant

alternative reference rate (ARR).
Following the

interbank offered

rate (IBOR)

transition for

swaps
with

LCH

(formerly

the

London

Clearing

House)

in

December
2021,

the

benchmark

hedge

rate

for

Swiss

franc

and

Japanese
yen designations was changed

from an IBOR rate

to the relevant
ARR with

the hedge

relationship continuing

in accordance

with
Interest Rate Benchmark Reform

– Phase 2 (Amendments to IFRS
9, IAS 39, IFRS 7, IFRS 4 and IFRS 16)
.
Fair

value

hedges

of

portfolio

interest

rate

risk

related

to

loans
designated under IAS 39
Prior

to

December

2021,

UBS AG

hedged an

open

portfolio of
long-term fixed-rate mortgage loans in

Swiss francs using interest
rate swaps that

paid a fixed

rate of interest

and received a

floating
rate

of

interest.

Both

the

hedged

portfolio

and

the

hedging
instruments were adjusted

on a monthly basis

to reflect changes
in

size

and

the

maturity

profile

of

the

hedged

portfolio.

Each
month the

hedge relationship

was discontinued

and a

new one
designated.

Changes in

the portfolio

were

driven by

new loans
being originated or loans being repaid.
Cash flow hedges of forecast transactions
UBS

AG

hedges

forecast

cash

flows

on

non-trading

financial
assets

and

liabilities

that

bear

interest

at

variable

rates

or

are
expected

to

be

refinanced

or

reinvested

in

the

future,

due

to
movements

in

future

market

rates. The

amounts

and

timing of
future cash flows, representing

both principal and interest flows,
are projected on the basis of

contractual terms and other

relevant
factors,

including

estimates

of

prepayments

and

defaults.

The
aggregate

principal

balances

and

interest

cash

flows

across

all
portfolios over time form the

basis for identifying the non-trading
interest

rate risk

of UBS

AG, which

is hedged

with interest

rate
swaps,

the

maximum

maturity

of

which

is

10 years.

Cash

flow
forecasts

and

risk exposures

are

monitored

and adjusted

on an
ongoing basis, and

consequently additional hedging instruments
are traded and designated, or are terminated resulting

in a hedge
discontinuance.

Hedge

designations

have

been

made

in

the
following

currencies
:
US

dollars
,

euros,

Swiss

francs,

pounds
sterling

and

Hong

Kong

dollars.

The

cash

flow

hedges

in

US
dollars, Swiss

francs and

pounds sterling

were discontinued

and
replaced with new ARR designations in December 2021.
Fair value hedges of foreign exchange risk related to issued debt instruments
Debt

instruments

denominated

in

currencies

other than

the US
dollar
are

designated

in

fair

value

hedges

of

spot

foreign
exchange

risk,

in

addition

to

and

separate

from

the

fair

value
hedges

of

interest

rate

risk.

Cross

currency

swaps economically
convert debt denominated in currencies

other than the US dollar
to

US
  dollars
.

This

hedge

accounting

program

started

on
1 January

2020,

with

the

adoption

of

the

hedge

accounting
requirements of IFRS 9,
Financial Instruments,

by UBS AG.
›

Refer to Note 1b

for more information
Hedges of net investments in foreign operations
UBS AG applies

hedge accounting for

certain net investments

in
foreign

operations
,
which

include

subsidiaries,

branches

and
associates. Upon

maturity of

hedging instruments,

typically two
months,

the
  hedge
relationship

is

terminated

and

new
designations

are

made

to

reflect

any

changes

in

the

net
investments in foreign operations.
Economic relationship between hedged item and hedging
instrument
For

hedges

designated

under

IFRS

9,

the economic

relationship
between

the

hedged

item

and

the

hedging

instrument

is
determined based on

a qualitative analysis

of their critical

terms.
In cases where hedge designation takes place after origination of the

hedging

instrument,

a

quantitative

analysis

of

the

possible
behavior of

the hedging

derivative and

the hedged

item during
their respective terms is also performed.
Prior to

December 2021, for

the fair

value hedge of

portfolio
interest rate risk related to loans designated under IAS 39, hedge effectiveness was assessed by

comparing changes in the

fair value
of

the hedged

portfolio of

loans

attributable

to

changes

in

the
designated benchmark

interest rate

with the

changes in

the fair
value of the interest rate swaps.
Sources of hedge ineffectiveness

In

hedges

of

interest

rate

risk,

hedge

ineffectiveness

can

arise
from

mismatches

of

critical

terms

and

/

or

the

use

of

different
curves

to

discount

the

hedged

item

and

instrument,

or

from
entering

into

a

hedge

relationship

after

the

trade

date

of

the
hedging derivative
In

hedges

of

foreign

exchange

risk

related

to

debt

issued,
hedge

ineffectiveness

can

arise

due

to

the

discounting

of

the
hedging instruments and undesignated risk components and

lack
of such discounting and risk components in the hedged items.

In

hedges

of

net

investments

in

foreign

operations,
ineffectiveness is unlikely unless the hedged

net assets fall below
the designated hedged

amount. The

exceptions are

hedges where
the

hedging

currency

is

not

the

same

as

the

currency

of

the
foreign

operation,

where

the

currency

basis

may

cause
ineffectiveness.
Hedge ineffectiveness from

financial instruments measured

at
fair value through profit

or loss is

recognized in
Other net income.

Derivatives not designated in hedge accounting relationships

Non-hedge accounted derivatives

are mandatorily held

for trading
with

all

fair

value

movements

taken

to
Other

net

income

from
financial instruments measured

at fair value

through profit or

loss
,
even

when

held

as

an

economic

hedge

or

to

facilitate

client
clearing. The

one exception

relates to

forward points

on certain
short-

and

long-duration

foreign

exchange

contracts

acting

as
economic hedges, which are reported in
Net interest income
All hedges: designated hedging instruments

and hedge ineffectiveness
As of or for the year ended
31.12.21
USD million
Notional
amount
Carrying amount
Changes in

fair value of
hedging
instruments
1
Changes in
fair value of
hedged
items
1
Hedge
ineffectiveness
recognized in the
income statement
Derivative
financial
assets
Derivative
financial
liabilities
Interest rate risk
Fair value hedges 89,525 0 7 (1,604) 1,602 (2)
Cash flow hedges 79,573 12 1 (1,185) 990 (196)
Foreign exchange risk
Fair value hedges
2
27,875 87 261 (2,139) 2,181 42
Hedges of net investments in foreign operations 13,761 23 103 492 (491) 0
As of or for the year ended
31.12.20
USD million
Notional
amount
Carrying amount
Changes in

fair value of
hedging
instruments
1
Changes in
fair value of
hedged
items
1
Hedge
ineffectiveness
recognized in the
income statement
Derivative
financial
assets
Derivative
financial
liabilities
Interest rate risk
Fair value hedges 80,759 12 1,231 (1,247) (16)
Cash flow hedges 72,732 18 2,213 (2,012) 201
Foreign exchange risk
Fair value hedges
2
21,555 449 7 (1,735) 1,715 (20)
Hedges of net investments in foreign operations 13,634 3 193 (939) 938 (2)
1 Amounts used

as the basis

for recognizing hedge

ineffectiveness for the

period.

2 The

foreign currency basis

spread of cross

-currency swaps designated

as hedging derivatives

is excluded from

the hedge
accounting designation and accounted for as a cost of hedging with amounts deferred in Other comprehensive income within Equity.
Fair value hedges: designated hedged items

USD million 31.12.21 31.12.20
Interest rate
risk FX risk
Interest rate
risk FX risk
Debt issued measured at amortized cost
Carrying amount of designated debt issued 21,653 11,392 24,247
10,889

of which: accumulated amount of fair value hedge adjustment
261 761
Funding from UBS Group AG
Carrying amount of designated debt instruments 53,047 16,483 46,182
10,666

of which: accumulated amount of fair value hedge adjustment
218 1,640
Other financial assets measured at amortized cost – debt securities
Carrying amount of designated debt securities 2,677 3,242

of which: accumulated amount of fair value hedge adjustment
(7) (38)
Loans and advances to customers
1
Carrying amount of designated loans 13,835 10,374
of which: accumulated amount of fair value hedge adjustment
2
(109) 100
of which: accumulated amount of fair value hedge adjustment subject to amortization attributable to the
portion of the portfolio that ceased to be part of hedge

accounting
2
3 111
1 Prior to 31 December 2021, these amounts were designated in fair value hedges of portfolio interest rate risk under IAS 39.

2 As of 31 December 2021, the amount was presented within Loans and advances to
customers, whereas prior to 1 January 2021 amounts were presented within either Other financial assets measured at amortized cost or Other financial liabilities measured at amortized cost.
Fair value hedges: profile of the timing of the

nominal amount of the hedging instrument
31.12.21
USD billion
Due within
1 month
Due between
1 and 3 months
Due between
3 and 12 months
Due between
1 and 5 years
Due after
5 years Total
Interest rate swaps 0 8 10 49 22 90
Cross-currency swaps 1 1 6 13 6 28
31.12.20
USD billion
Due within
1 month
Due between
1 and 3 months
Due between
3 and 12 months
Due between
1 and 5 years
Due after
5 years Total
Interest rate swaps
1
0 4 9 46 12 70
Cross-currency swaps 0 0 4 16 2 22
1 In accordance with IFRS 7 requirements, the fair value hedges of portfolio interest rate risk related to loans and advances to customers designated under IAS 39 are not included.
Cash flow hedge reserve on a pre-tax basis

USD million
31.12.21 31.12.20
Amounts related to hedge relationships for which hedge

accounting continues to be applied
26 2,560
Amounts related to hedge relationships for which hedge

accounting is no longer applied
743 296
Total other comprehensive income recognized directly in equity related to cash flow hedges, on a pre-tax basis 769 2,856
Foreign currency translation reserve on a pre-tax basis
USD million
31.12.21 31.12.20
Amounts related to hedge relationships for which hedge

accounting continues to be applied

(61)
(569)
Amounts related to hedge relationships for which hedge

accounting is no longer applied

262
268
Total other comprehensive income recognized directly in equity related to hedging instruments designated as net investment hedges, on a pre-tax
basis 201 (302)
Interest rate benchmark reform
UBS

AG

continues

to

apply

the

relief

provided

by
Interest

Rate
Benchmark

Reform

(amendments

to

IFRS 9,

IAS 39 and

IFRS 7),
published by the IASB in September 2019.

The

interest

rate

benchmarks

subject

to

interest

rate
benchmark

reforms

to

which

the

Group’s

hedge

relationships
were

exposed

were

USD

LIBOR,

CHF

LIBOR,

GBP

LIBOR,

AUD
LIBOR, JPY

LIBOR, HKD

LIBOR, SGD

LIBOR and

EONIA. Interest rate
swaps

designated

in

hedge

relationships

referencing

GBP,

CHF
and JPY LIBOR transitioned to ARRs

in December 2021 when LCH
transitioned

its

contracts.

For

other

currencies,

IBOR

quotations
remain available, but all

new designations will reference

ARR. As
such,

ARR

designations

in

these

currencies

will

replace

IBOR
designations as IBOR contracts mature.

UBS

AG’s

hedge

relationships

are

also

exposed

to

the

Euro
Inter-bank Offered Rate (EURIBOR), which

is expected to continue
to exist as a benchmark rate for the foreseeable future. Thus, the
Group

does

not

consider

its

hedges

involving

the

EURIBOR
benchmark

interest

rate

to

be

directly

affected

by

interest

rate
benchmark reform.
Apart from

EURIBOR hedges,

UBS AG applied

the relief

to all
its fair

value hedges

of interest

rate risk

and to

those cash

flow
hedge relationships where the

hedged risk is

LIBOR or EONIA.

The
following

table

provides

details

on

the

notional

amount

and
carrying

amount

of

the

hedging

instruments

in

those

hedge
relationships maturing after 31 December 2021, or 30 June 2023 for

USD

LIBOR

hedges,

which

are

the

cessation

dates

of

the
applicable interest rate benchmarks.

Hedges

of

net

investments

in

foreign

operations

are

not
affected by the amendments.
›

Refer to Note 1a item 2j for more information about the relief provided by the amendments to IFRS 9, IAS

39 and IFRS 7 related
to interest rate benchmark reform
›

Refer to Note 25 Interest rate benchmark reform

for more
information about the transition progress
Hedging instruments referencing LIBOR
31.12.21 31.12.20
Carrying amount Carrying amount
USD million
Notional
amount
Derivative
financial
assets
Derivative
financial
liabilities
Notional
amount
Derivative
financial
assets
Derivative
financial
liabilities
Interest rate risk
Fair value hedges 23,367 0 0 37,146 1 (12)
Cash flow hedges 10,803 0 0 11,179 0 0